Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Statements (Tables) [Abstract]
Statements Of Income
Condensed Consolidating Statement of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company
Year ended December 31, 2011
Dividends from subsidiaries:
Bank	$11,546	-	-	(11,546)	-
Nonbank	140	-	-	(140)	-
Interest income from loans	-	2,157	35,367	(277)	37,247
Interest income from subsidiaries	914	-	-	(914)	-
Other interest income	242	109	11,814	-	12,165
Total interest income	12,842	2,266	47,181	(12,877)	49,412
Deposits	-	-	2,275	-	2,275
Short-term borrowings	209	62	487	(678)	80
Long-term debt	2,469	552	1,470	(513)	3,978
Other interest expense	8	-	308	-	316
Total interest expense	2,686	614	4,540	(1,191)	6,649
Net interest income	10,156	1,652	42,641	(11,686)	42,763
Provision for credit losses	-	1,181	6,718	-	7,899
Net interest income after provision for credit losses	10,156	471	35,923	(11,686)	34,864
Noninterest income
Fee income – nonaffiliates	-	110	23,320	-	23,430
Other	460	187	14,739	(631)	14,755
Total noninterest income	460	297	38,059	(631)	38,185
Noninterest expense
Salaries and benefits	(60)	95	27,632	-	27,667
Other	137	652	21,568	(631)	21,726
Total noninterest expense	77	747	49,200	(631)	49,393
Income (loss) before income tax expense (benefit) and
equity in undistributed income of subsidiaries	10,539	21	24,782	(11,686)	23,656
Income tax expense (benefit)	(584)	28	8,001	-	7,445
Equity in undistributed income of subsidiaries	4,746	-	-	(4,746)	-
Net income (loss) before noncontrolling interests	15,869	(7)	16,781	(16,432)	16,211
Less: Net income from noncontrolling interests	-	-	342	-	342
Parent, WFFI, Other and Wells Fargo net income (loss)	$15,869	(7)	16,439	(16,432)	15,869

Condensed Consolidating Statements of Income

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company
Year ended December 31, 2010
Dividends from subsidiaries:
Bank	$12,896	-	-	(12,896)	-
Nonbank	21	-	-	(21)	-
Interest income from loans	-	2,674	37,404	(318)	39,760
Interest income from subsidiaries	1,375	-	14	(1,389)	-
Other interest income	304	116	12,616	-	13,036
Total interest income	14,596	2,790	50,034	(14,624)	52,796
Deposits	-	-	2,832	-	2,832
Short-term borrowings	277	46	586	(817)	92
Long-term debt	2,910	963	1,905	(890)	4,888
Other interest expense	2	-	225	-	227
Total interest expense	3,189	1,009	5,548	(1,707)	8,039
Net interest income	11,407	1,781	44,486	(12,917)	44,757
Provision for credit losses	-	1,064	14,689	-	15,753
Net interest income after provision for credit losses	11,407	717	29,797	(12,917)	29,004
Noninterest income
Fee income – nonaffiliates	-	107	23,385	-	23,492
Other	363	145	17,111	(658)	16,961
Total noninterest income	363	252	40,496	(658)	40,453
Noninterest expense
Salaries and benefits	143	150	26,919	-	27,212
Other	1,192	632	22,078	(658)	23,244
Total noninterest expense	1,335	782	48,997	(658)	50,456
Income (loss) before income tax expense (benefit) and
equity in undistributed income of subsidiaries	10,435	187	21,296	(12,917)	19,001
Income tax expense (benefit)	(749)	62	7,025	-	6,338
Equity in undistributed income of subsidiaries	1,178	-	-	(1,178)	-
Net income (loss) before noncontrolling interests	12,362	125	14,271	(14,095)	12,663
Less: Net income from noncontrolling interests	-	-	301	-	301
Parent, WFFI, Other and Wells Fargo net income (loss)	$12,362	125	13,970	(14,095)	12,362

Year ended December 31, 2009
Dividends from subsidiaries:
Bank	$6,974	-	-	(6,974)	-
Nonbank	528	-	-	(528)	-
Interest income from loans	-	3,467	38,140	(18)	41,589
Interest income from subsidiaries	2,126	-	-	(2,126)	-
Other interest income	424	111	14,150	-	14,685
Total interest income	10,052	3,578	52,290	(9,646)	56,274
Deposits	-	-	3,774	-	3,774
Short-term borrowings	174	38	782	(772)	222
Long-term debt	3,391	1,305	2,458	(1,372)	5,782
Other interest expense	-	-	172	-	172
Total interest expense	3,565	1,343	7,186	(2,144)	9,950
Net interest income	6,487	2,235	45,104	(7,502)	46,324
Provision for credit losses	-	1,901	19,767	-	21,668
Net interest income after provision for credit losses	6,487	334	25,337	(7,502)	24,656
Noninterest income
Fee income – nonaffiliates	-	148	22,815	-	22,963
Other	738	169	19,135	(643)	19,399
Total noninterest income	738	317	41,950	(643)	42,362
Noninterest expense
Salaries and benefits	320	129	26,018	-	26,467
Other	521	711	21,964	(643)	22,553
Total noninterest expense	841	840	47,982	(643)	49,020
Income (loss) before income tax expense (benefit) and
equity in undistributed income of subsidiaries	6,384	(189)	19,305	(7,502)	17,998
Income tax expense (benefit)	(164)	(86)	5,581	-	5,331
Equity in undistributed income of subsidiaries	5,727	-	-	(5,727)	-
Net income (loss) before noncontrolling interests	12,275	(103)	13,724	(13,229)	12,667
Less: Net income from noncontrolling interests	-	1	391	-	392
Parent, WFFI, Other and Wells Fargo net income (loss)	$12,275	(104)	13,333	(13,229)	12,275

Balance Sheets
Condensed Consolidating Balance Sheets

			Other
			consolidating		Consolidated
(in millions)	Parent	WFFI	subsidiaries	Eliminations	Company
December 31, 2011
Assets
Cash and cash equivalents due from:
Subsidiary banks	$19,312	211	-	(19,523)	-
Nonaffiliates	30	355	63,422	-	63,807
Securities available for sale	7,427	1,670	213,516	-	222,613
Mortgages and loans held for sale	-	-	49,695	-	49,695

Loans	6	26,735	759,794	(16,904)	769,631
Loans to subsidiaries:
Bank	3,885	-	-	(3,885)	-
Nonbank	46,987	-	-	(46,987)	-
Allowance for loan losses	-	(1,775)	(17,597)	-	(19,372)
Net loans	50,878	24,960	742,197	(67,776)	750,259
Investments in subsidiaries:
Bank	135,155	-	-	(135,155)	-
Nonbank	17,294	-	-	(17,294)	-
Other assets	7,573	1,255	219,945	(1,280)	227,493
Total assets	$237,669	28,451	1,288,775	(241,028)	1,313,867
Liabilities and equity
Deposits	$-	-	939,593	(19,523)	920,070
Short-term borrowings	759	15,503	79,682	(46,853)	49,091
Accrued expenses and other liabilities	7,052	1,603	70,290	(1,280)	77,665
Long-term debt	77,613	9,746	46,914	(8,919)	125,354
Indebtedness to subsidiaries	12,004	-	-	(12,004)	-
Total liabilities	97,428	26,852	1,136,479	(88,579)	1,172,180
Parent, WFFI, Other and Wells Fargo stockholders' equity	140,241	1,599	150,850	(152,449)	140,241
Noncontrolling interests	-	-	1,446	-	1,446
Total equity	140,241	1,599	152,296	(152,449)	141,687
Total liabilities and equity	$237,669	28,451	1,288,775	(241,028)	1,313,867

December 31, 2010
Assets
Cash and cash equivalents due from:
Subsidiary banks	$30,240	154	-	(30,394)	-
Nonaffiliates	9	212	96,460	-	96,681
Securities available for sale	2,368	2,742	167,544	-	172,654
Mortgages and loans held for sale	-	-	53,053	-	53,053

Loans	7	30,329	742,807	(15,876)	757,267
Loans to subsidiaries:
Bank	3,885	-	-	(3,885)	-
Nonbank	53,382	-	-	(53,382)	-
Allowance for loan losses	-	(1,709)	(21,313)	-	(23,022)
Net loans	57,274	28,620	721,494	(73,143)	734,245
Investments in subsidiaries:
Bank	133,867	-	-	(133,867)	-
Nonbank	14,904	-	-	(14,904)	-
Other assets	8,363	1,316	192,821	(1,005)	201,495
Total assets	$247,025	33,044	1,231,372	(253,313)	1,258,128
Liabilities and equity
Deposits	$-	-	878,336	(30,394)	847,942
Short-term borrowings	2,412	14,490	86,523	(48,024)	55,401
Accrued expenses and other liabilities	6,819	1,685	62,414	(1,005)	69,913
Long-term debt	99,745	15,240	55,476	(13,478)	156,983
Indebtedness to subsidiaries	11,641	-	-	(11,641)	-
Total liabilities	120,617	31,415	1,082,749	(104,542)	1,130,239
Parent, WFFI, Other and Wells Fargo stockholders' equity	126,408	1,618	147,153	(148,771)	126,408
Noncontrolling interests	-	11	1,470	-	1,481
Total equity	126,408	1,629	148,623	(148,771)	127,889
Total liabilities and equity	$247,025	33,044	1,231,372	(253,313)	1,258,128

Statements Of Cash Flows
Condensed Consolidating Statements of Cash Flows

	Year ended December 31,
	2011				2010
			Other				Other
			consolidating				consolidating
			subsidiaries/	Consolidated			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company	Parent	WFFI	eliminations	Company
Cash flows from operating activities:
Net cash provided (used)
by operating activities	$15,049	1,563	(2,947)	13,665	14,180	1,774	2,818	18,772
Cash flows from investing activities:
Securities available for sale:
Sales proceeds	11,459	1,946	9,657	23,062	2,441	796	5,431	8,668
Prepayments and maturities	-	294	52,324	52,618	-	229	47,690	47,919
Purchases	(16,487)	(1,086)	(103,662)	(121,235)	(119)	(1,037)	(52,310)	(53,466)
Loans:
Loans originated by banking
subsidiaries, net of principal
collected	-	(596)	(35,090)	(35,686)	-	(206)	16,075	15,869
Proceeds from sales (including
participations) of loans
originated for investment by
banking subsidiaries	-	-	6,555	6,555	-	-	6,517	6,517
Purchases (including participations)
of loans by banking
subsidiaries	-	-	(8,878)	(8,878)	-	-	(2,297)	(2,297)
Principal collected on nonbank
entities' loans	-	9,984	(202)	9,782	-	10,829	4,731	15,560
Loans originated by nonbank entities	-	(7,520)	(2)	(7,522)	-	(6,336)	(4,500)	(10,836)
Net repayments from
(advances to) subsidiaries	1,318	(81)	(1,237)	-	(5,485)	(842)	6,327	-
Capital notes and term loans
made to subsidiaries	(1,340)	-	1,340	-	-	-	-	-
Principal collected on notes/loans
made to subsidiaries	5,779	-	(5,779)	-	11,282	-	(11,282)	-
Net decrease (increase) in
investment in subsidiaries	(610)	-	610	-	1,198	-	(1,198)	-
Net cash paid for acquisitions	-	-	(353)	(353)	-	-	(36)	(36)
Other, net	230	210	46,173	46,613	15	64	(31,652)	(31,573)
Net cash provided (used)
by investing activities	349	3,151	(38,544)	(35,044)	9,332	3,497	(16,504)	(3,675)
Cash flows from financing activities:
Net change in:
Deposits	-	-	72,128	72,128	-	-	23,924	23,924
Short-term borrowings	(242)	1,013	(7,002)	(6,231)	1,860	4,118	5,330	11,308
Long-term debt:
Proceeds from issuance	7,058	513	4,116	11,687	1,789	-	1,700	3,489
Repayment	(31,198)	(6,029)	(13,328)	(50,555)	(23,281)	(9,478)	(30,558)	(63,317)
Preferred stock:
Proceeds from issuance	2,501	-	-	2,501	-	-	-	-
Cash dividends paid	(844)	-	-	(844)	(737)	-	-	(737)
Common stock warrants repurchased	(2)	-	-	(2)	(545)	-	-	(545)
Common stock:
Proceeds from issuance	1,296	-	-	1,296	1,375	-	-	1,375
Repurchased	(2,416)	-	-	(2,416)	(91)	-	-	(91)
Cash dividends paid	(2,537)	-	-	(2,537)	(1,045)	-	-	(1,045)
Excess tax benefits related to
stock option payments	79	-	-	79	98	-	-	98
Net change in noncontrolling interests:
Other	-	(11)	(320)	(331)	-	1	(593)	(592)
Net cash provided (used) by
financing activities	(26,305)	(4,514)	55,594	24,775	(20,577)	(5,359)	(197)	(26,133)
Net change in cash and
due from banks	(10,907)	200	14,103	3,396	2,935	(88)	(13,883)	(11,036)
Cash and due from banks
at beginning of year	30,249	366	(14,571)	16,044	27,314	454	(688)	27,080
Cash and due from banks
at end of year	$19,342	566	(468)	19,440	30,249	366	(14,571)	16,044

Condensed Consolidating Statement of Cash Flows

			Other
			consolidating
			subsidiaries/	Consolidated
(in millions)	Parent	WFFI	eliminations	Company
Year ended December 31,2009
Cash flows from operating activities:
Net cash provided by operating activities	$7,356	1,655	19,602	28,613
Cash flows from investing activities:
Securities available for sale:
Sales proceeds	1,184	925	50,929	53,038
Prepayments and maturities	-	290	38,521	38,811
Purchases	(463)	(1,667)	(93,155)	(95,285)
Loans:
Loans originated by banking subsidiaries, net of principal collected	-	(981)	53,221	52,240
Proceeds from sales (including participations) of loans
originated for investment by banking subsidiaries	-	-	6,162	6,162
Purchases (including participations) of loans by banking subsidiaries	-	-	(3,363)	(3,363)
Principal collected on nonbank entities' loans	-	11,119	3,309	14,428
Loans originated by nonbank entities	-	(5,523)	(4,438)	(9,961)
Net repayments from (advances to) subsidiaries	11,369	(138)	(11,231)	-
Capital notes and term loans made to subsidiaries	(497)	(1,000)	1,497	-
Principal collected on notes/loans made to subsidiaries	12,979	-	(12,979)	-
Net decrease (increase) in investment in subsidiaries	(1,382)	-	1,382	-
Net cash paid for acquisitions	-	-	(138)	(138)
Other, net	22,513	355	(7,015)	15,853
Net cash provided by investing activities	45,703	3,380	22,702	71,785
Cash flows from financing activities:
Net change in:
Deposits	-	-	42,473	42,473
Short-term borrowings	(19,100)	2,158	(52,166)	(69,108)
Long-term debt:
Proceeds from issuance	8,297	1,347	(1,248)	8,396
Repayment	(22,931)	(8,508)	(34,821)	(66,260)
Preferred stock:
Redeemed	(25,000)	-	-	(25,000)
Cash dividends paid	(2,178)	-	-	(2,178)
Common stock:
Proceeds from issuance	21,976	-	-	21,976
Repurchased	(220)	-	-	(220)
Cash dividends paid	(2,125)	-	-	(2,125)
Excess tax benefits related to stock option payments	18	-	-	18
Net change in noncontrolling interests:
Purchase of Prudential's noncontrolling interest	-	-	(4,500)	(4,500)
Other	-	(4)	(549)	(553)
Other, net	(140)	-	140	-
Net cash used by financing activities	(41,403)	(5,007)	(50,671)	(97,081)
Net change in cash and due from banks	11,656	28	(8,367)	3,317
Cash and due from banks at beginning of year	15,658	426	7,679	23,763
Cash and due from banks at end of year	$27,314	454	(688)	27,080